Financial Risk Management and Fair Values of Financial Instruments (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Financial Risk Management and Fair Values of Financial Instruments [Line Items]
Realized and unrealized losses	$ 117,842	$ (137,836)
Equity interest	1.00%
Profit before income tax	$ 8	307
Other comprehensive income	$ 1,353	2,238
Interest rates	1.00%
Increase or decrease percentage rete	1.00%
Written-off financial assets	$ 0	0
Floating Rate [Member]
Financial Risk Management and Fair Values of Financial Instruments [Line Items]
Borrowings	$ 124,374	$ 125,822